Fair Value Measurements	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
(10)	FAIR VALUE MEASUREMENTS

The table below presents the activity within Level 3 of the fair value hierarchy for the nine months ended September 30, 2019:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at December 31, 2018	$33
Total change in the liability included in earnings	(456)
Reclass from liability to equity	(11)
Fair value of warrants issued	20,844

Balance at September 30, 2019	$20,410

At September 30, 2019, the Company had a total of 125,000 February 2018 Warrants outstanding. As discussed in Part II—Item 1 “Legal Proceedings” and in Note 12 to the Company’s condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q, the February 2018 Warrants were surrendered pursuant to a settlement agreement entered into between the Company and the remaining holders of the February 2018 Warrants on April 18, 2019 and final payment under the settlement was made on July 16, 2019. The fair value of the outstanding warrants at September 30, 2019 and December 31, 2018 was determined by using option pricing models with the following assumptions:

	September 30, 2019	December 31, 2018
Expected life (in years)	5.0	1.1 - 5.1
Expected volatility	201.8%	145.7% - 265.3%
Risk-free interest rates	1.6%	2.5% - 2.6%

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2019, aggregated by the level in the fair value hierarchy within which those measurements fall in accordance with ASC 820.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
(in thousands)	Level 1		Level 2		Level 3		Total
	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$20,410	$33	$20,410	$33

For the periods ended September 30, 2019 and December 31, 2018, there were no transfers in or out of Level 1, 2 or 3 inputs.